Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 774,827	$ 773,383
Accumulated depreciation	(305,792)	(229,954)
Total	469,035	543,429
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	75,982	88,160
Mobile Consoles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	678,845	666,174
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 20,000	$ 19,049